Financial Risk Management - Summary of Liquidity Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current liabilities	€ 190,774	€ 178,793
Liquidity risk [member]
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	256,924	255,171
Current liabilities	190,774	178,793
Total	€ 66,150	€ 76,378